PORTFOLIO OF INVESTMENTS – as of September 30, 2022 (Unaudited)

Natixis Vaughan Nelson Mid Cap ETF

Shares	Description	Value (†)

Common Stocks – 91.1% of Net Assets

	Aerospace & Defense – 0.7%
401	Axon Enterprise, Inc.(a)	$46,416

	Banks – 1.2%
1,686	Bank of N.T. Butterfield & Son Ltd. (The)	54,728
1,458	Huntington Bancshares, Inc.	19,216
623	PacWest Bancorp	14,080

		88,024

	Building Products – 0.8%
339	Allegion PLC	30,401
1,617	AZEK Co., Inc. (The)(a)	26,875

		57,276

	Capital Markets – 9.9%
531	Ares Management Corp., Class A	32,895
3,047	Brightsphere Investment Group, Inc.	45,431
1,474	Cboe Global Markets, Inc.	173,003
553	FactSet Research Systems, Inc.	221,261
3,236	Nasdaq, Inc.	183,417
366	Raymond James Financial, Inc.	36,168

		692,175

	Chemicals – 2.8%
1,471	Axalta Coating Systems Ltd.(a)	30,979
1,071	FMC Corp.	113,205
734	LyondellBasell Industries NV, Class A	55,256

		199,440

	Commercial Services & Supplies – 3.1%
1,602	Republic Services, Inc.	217,936

	Communications Equipment – 5.1%
1,586	Motorola Solutions, Inc.	355,216

	Construction & Engineering – 3.0%
5,232	WillScot Mobile Mini Holdings Corp.(a)	211,007

	Containers & Packaging – 2.7%
212	Avery Dennison Corp.	34,492
1,956	Crown Holdings, Inc.	158,495

		192,987

	Diversified Consumer Services – 0.7%
613	Grand Canyon Education, Inc.(a)	50,419

	Diversified Financial Services – 0.5%
699	Apollo Global Management, Inc.	32,504

	Electric Utilities – 5.1%
3,353	Alliant Energy Corp.	177,675
3,034	Evergy, Inc.	180,220

		357,895

Shares	Description	Value (†)

Common Stocks – continued

	Electrical Equipment – 3.0%
960	AMETEK, Inc.	$108,873
275	Hubbell, Inc.	61,325
1,247	nVent Electric PLC	39,418

		209,616

	Electronic Equipment, Instruments & Components – 1.3%
350	CDW Corp.	54,628
236	Keysight Technologies, Inc.(a)	37,137

		91,765

	Food & Staples Retailing – 0.5%
755	Performance Food Group Co.(a)	32,427

	Health Care Equipment & Supplies – 2.4%
313	Cooper Cos., Inc. (The)	82,601
1,333	Hologic, Inc.(a)	86,005

		168,606

	Health Care Providers & Services – 2.8%
1,190	AmerisourceBergen Corp.	161,043
22,531	Aveanna Healthcare Holdings, Inc.(a)	33,796

		194,839

	Hotels, Restaurants & Leisure – 1.0%
2,190	Aramark	68,328

	Household Products – 2.3%
2,293	Church & Dwight Co., Inc.	163,812

	Independent Power & Renewable Electricity Producers – 3.3%
11,132	Vistra Corp.	233,772

	Insurance – 6.2%
1,449	Allstate Corp. (The)	180,444
899	Arthur J. Gallagher & Co.	153,927
791	Reinsurance Group of America, Inc.	99,515

		433,886

	IT Services – 4.4%
2,540	MAXIMUS, Inc.	146,990
3,393	SS&C Technologies Holdings, Inc.	162,016

		309,006

	Life Sciences Tools & Services – 3.3%
430	Agilent Technologies, Inc.	52,266
4,974	Avantor, Inc.(a)	97,490
461	IQVIA Holdings, Inc.(a)	83,506

		233,262

Shares	Description	Value (†)

Common Stocks – continued

	Machinery – 2.2%
590	Crane Holdings Co.	$51,649
1,574	Otis Worldwide Corp.	100,421

		152,070

	Media – 4.6%
1,932	Nexstar Media Group, Inc., Class A	322,354

	Metals & Mining – 0.3%
2,026	Constellium SE(a)	20,544

	Multi-Utilities – 5.1%
2,234	Ameren Corp.	179,949
3,077	CMS Energy Corp.	179,204

		359,153

	Oil, Gas & Consumable Fuels – 4.7%
949	Diamondback Energy, Inc.	114,316
520	Pioneer Natural Resources Co.	112,596
17,372	Southwestern Energy Co.(a)	106,317

		333,229

	Pharmaceuticals – 0.5%
2,796	Elanco Animal Health, Inc.(a)	34,698

	Professional Services – 2.6%
569	CACI International, Inc., Class A(a)	148,543
196	Equifax, Inc.	33,600

		182,143

	REITs - Diversified – 1.1%
10,989	Rithm Capital Corp.	80,440

	Semiconductors & Semiconductor Equipment – 0.7%
252	Analog Devices, Inc.	35,114
181	Entegris, Inc.	15,026

		50,140

	Software – 1.2%
8,844	N-Able, Inc.(a)	81,630

	Specialty Retail – 1.5%
7,090	Leslie’s, Inc.(a)	104,294

	Textiles, Apparel & Luxury Goods – 0.5%
1,057	Skechers U.S.A., Inc., Class A(a)	33,528

	Total Common Stocks (Identified Cost $6,982,656)	6,394,837

Principal Amount	Description	Value (†)

Short-Term Investments – 9.7%
$677,523	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2022 at 1.100% to be repurchased at $677,585 on 10/03/2022 collateralized by $704,700 U.S. Treasury Note, 3.500% due 9/15/2025 valued at $691,101 including accrued interest(b) (Identified Cost $677,523)	$677,523

	Total Investments – 100.8% (Identified Cost $7,660,179)	7,072,360
	Other assets less liabilities – (0.8)%	(54,113)

	Net Assets – 100.0%	$7,018,247

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,394,837	$—	$—	$6,394,837
Short-Term Investments	—	677,523	—	677,523

Total	$6,394,837	$677,523	$—	$7,072,360

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2022 (Unaudited)

Capital Markets	9.9%
Insurance	6.2
Multi-Utilities	5.1
Electric Utilities	5.1
Communications Equipment	5.1
Oil, Gas & Consumable Fuels	4.7
Media	4.6
IT Services	4.4
Independent Power & Renewable Electricity Producers	3.3
Life Sciences Tools & Services	3.3
Commercial Services & Supplies	3.1
Construction & Engineering	3.0
Electrical Equipment	3.0
Chemicals	2.8
Health Care Providers & Services	2.8
Containers & Packaging	2.7
Professional Services	2.6
Health Care Equipment & Supplies	2.4
Household Products	2.3
Machinery	2.2
Other Investments, less than 2% each	12.5
Short-Term Investments	9.7

Total Investments	100.8
Other assets less liabilities	(0.8)

Net Assets	100.0%